Note 3 - Investment Securities Available for Sale (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Available-for-sale Securities Pledged as Collateral	$ 57,900,000	$ 60,300,000
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	29
Available-for-sale Securities, Percentage of Portfolio	99.30%
Other than Temporary Impairment, Credit Losses Recognized in Earnings, Credit Losses on Debt Securities Held	$ 0
Merger of Liberty Bank, N.A. into The Middlefield Banking Company [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	$ 488,000